Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cost
As at January 1	$ 31,709,000	$ 24,350,000
Additions	6,502,000	6,073,000
Disposals	(355,000)	(394,000)
Exchange differences	(1,414,000)	1,680,000
As at December 31	36,442,000	31,709,000	$ 24,350,000
Accumulated depreciation
As at January 1	17,489,000	14,396,000
Depreciation	3,486,000	2,478,000	2,239,000
Disposals	(322,000)	(337,000)
Exchange differences	(827,000)	952,000
As at December 31	19,826,000	17,489,000	14,396,000
Net book value	16,616,000	14,220,000
Buildings
Cost
As at January 1	2,372,000	2,232,000
Exchange differences	(100,000)	140,000
As at December 31	2,272,000	2,372,000	2,232,000
Accumulated depreciation
As at January 1	1,141,000	971,000
Depreciation	120,000	105,000
Transfers	127,000
Exchange differences	(58,000)	65,000
As at December 31	1,330,000	1,141,000	971,000
Net book value	942,000	1,231,000
Leasehold improvements
Cost
As at January 1	9,057,000	6,296,000
Additions	920,000	301,000
Disposals	(130,000)
Transfers	4,253,000	2,050,000
Exchange differences	(416,000)	410,000
As at December 31	13,684,000	9,057,000	6,296,000
Accumulated depreciation
As at January 1	5,296,000	4,249,000
Depreciation	1,323,000	763,000
Disposals	(117,000)
Exchange differences	(258,000)	284,000
As at December 31	6,244,000	5,296,000	4,249,000
Net book value	7,440,000	3,761,000
Plant and equipment
Cost
As at January 1	2,568,000	86,000
Additions	48,000	155,000
Disposals	(2,000)
Transfers	742,000	2,321,000
Exchange differences	(138,000)	6,000
As at December 31	3,218,000	2,568,000	86,000
Accumulated depreciation
As at January 1	499,000	71,000
Depreciation	316,000	169,000
Disposals	(2,000)
Transfers		255,000
Exchange differences	(31,000)	4,000
As at December 31	782,000	499,000	71,000
Net book value	2,436,000	2,069,000
Furniture and fixtures, other equipment and motor vehicles
Cost
As at January 1	15,154,000	13,976,000
Additions	1,424,000	1,374,000
Disposals	(223,000)	(394,000)
Transfers	945,000	(722,000)
Exchange differences	(657,000)	920,000
As at December 31	16,643,000	15,154,000	13,976,000
Accumulated depreciation
As at January 1	10,553,000	9,105,000
Depreciation	1,727,000	1,441,000
Disposals	(203,000)	(337,000)
Transfers	(127,000)	(255,000)
Exchange differences	(480,000)	599,000
As at December 31	11,470,000	10,553,000	9,105,000
Net book value	5,173,000	4,601,000
Construction in progress
Cost
As at January 1	2,558,000	1,760,000
Additions	4,110,000	4,243,000
Transfers	(5,940,000)	(3,649,000)
Exchange differences	(103,000)	204,000
As at December 31	625,000	2,558,000	$ 1,760,000
Accumulated depreciation
Net book value	$ 625,000	$ 2,558,000